Management Risks - Summary of Position of Accounts Subject to Currency Risk (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities purchased under agreements to resell	R$ 244,707	R$ 265,051
Central Bank compulsory deposits	98,837	85,700
Held-for-trading financial assets	270,121	204,648
Financial assets held for trading and designated at fair value through profit or loss	1,746	1,191
Available-for-sale financial assets	102,284	88,277
Held-to-maturity financial assets	36,560	40,495
Derivatives	22,843	24,231
Loan and lease operations portfolio	493,367	490,366
Interbank market	129,616	135,483
Derivatives	26,746	24,698
Financial liabilities held for trading	465	519
Liabilities for capitalization plans	3,301	3,147
Interest rates [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interest-bearing assets	1,294,728	1,219,649
Interbank deposits	29,053	22,692
Securities purchased under agreements to resell	244,707	265,051
Central Bank compulsory deposits	94,047	82,698
Held-for-trading financial assets	270,121	204,648
Financial assets held for trading and designated at fair value through profit or loss	1,746	1,191
Available-for-sale financial assets	102,284	88,277
Held-to-maturity financial assets	36,560	40,495
Derivatives	22,843	24,231
Loan and lease operations portfolio	493,367	490,366
Interest-bearing liabilities	905,206	877,531
Savings deposits	119,980	108,250
Time deposits	211,800	156,274
Interbank deposits	2,182	3,757
Deposits received under repurchase agreements	312,634	349,164
Interbank market	129,616	135,483
Institutional market	98,482	96,239
Derivatives	26,746	24,698
Financial liabilities held for trading	465	519
Liabilities for capitalization plans	3,301	3,147
Difference asset / liability	389,522	342,118
0-30 days [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	7,978	5,815
Derivatives	7,596	5,294
0-30 days [Member] | Interest rates [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interest-bearing assets	268,066	389,843
Interbank deposits	21,645	13,286
Securities purchased under agreements to resell	42,615	201,525
Central Bank compulsory deposits	94,047	82,698
Held-for-trading financial assets	14,052	6,971
Available-for-sale financial assets	5,034	5,994
Held-to-maturity financial assets	9,456	1,370
Derivatives	7,978	5,815
Loan and lease operations portfolio	73,239	72,184
Interest-bearing liabilities	376,492	325,241
Savings deposits	119,980	108,250
Time deposits	27,798	30,555
Interbank deposits	88	1,176
Deposits received under repurchase agreements	208,261	172,411
Interbank market	8,570	6,535
Institutional market	4,188	951
Derivatives	7,596	5,294
Financial liabilities held for trading	11	69
Difference asset / liability	(108,426)	64,602
Cumulative difference	R$ (108,426)	R$ 64,602
Ratio of cumulative difference to total interest-bearing assets	(8.40%)	5.30%
31-180 days [Member] | Interest rates [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interest-bearing assets	R$ 354,855	R$ 219,332
Interbank deposits	3,511	4,676
Securities purchased under agreements to resell	201,894	63,180
Held-for-trading financial assets	16,841	14,194
Available-for-sale financial assets	9,040	10,539
Held-to-maturity financial assets	335	528
Derivatives	3,003	5,470
Loan and lease operations portfolio	120,231	120,745
Interest-bearing liabilities	93,736	90,652
Time deposits	32,350	28,248
Interbank deposits	908	1,918
Deposits received under repurchase agreements	7,362	6,844
Interbank market	34,108	38,590
Institutional market	16,495	11,490
Derivatives	2,491	3,555
Financial liabilities held for trading	22	7
Difference asset / liability	261,119	128,680
Cumulative difference	R$ 152,693	R$ 193,282
Ratio of cumulative difference to total interest-bearing assets	11.80%	15.80%
181-365 days [Member] | Interest rates [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interest-bearing assets	R$ 103,805	R$ 95,331
Interbank deposits	2,883	3,541
Securities purchased under agreements to resell	2	35
Held-for-trading financial assets	17,518	13,041
Financial assets held for trading and designated at fair value through profit or loss	1,041	1,191
Available-for-sale financial assets	12,033	7,103
Held-to-maturity financial assets	505	600
Derivatives	2,360	2,826
Loan and lease operations portfolio	67,463	66,994
Interest-bearing liabilities	87,850	111,907
Time deposits	22,570	17,110
Interbank deposits	669	625
Deposits received under repurchase agreements	25,185	55,314
Interbank market	30,736	30,227
Institutional market	5,343	6,612
Derivatives	3,325	1,961
Financial liabilities held for trading	22	58
Difference asset / liability	15,955	(16,576)
Cumulative difference	R$ 168,648	R$ 176,706
Ratio of cumulative difference to total interest-bearing assets	13.00%	14.50%
1-5 years [Member] | Interest rates [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interest-bearing assets	R$ 389,992	R$ 347,743
Interbank deposits	1,011	1,189
Securities purchased under agreements to resell	28	281
Held-for-trading financial assets	168,558	118,050
Financial assets held for trading and designated at fair value through profit or loss	705
Available-for-sale financial assets	44,722	38,969
Held-to-maturity financial assets	9,437	19,376
Derivatives	6,681	6,940
Loan and lease operations portfolio	158,850	162,938
Interest-bearing liabilities	290,677	287,433
Time deposits	126,435	78,032
Interbank deposits	451	36
Deposits received under repurchase agreements	57,146	97,056
Interbank market	48,005	50,590
Institutional market	43,911	46,883
Derivatives	11,109	11,394
Financial liabilities held for trading	319	295
Liabilities for capitalization plans	3,301	3,147
Difference asset / liability	99,315	60,310
Cumulative difference	R$ 267,963	R$ 237,016
Ratio of cumulative difference to total interest-bearing assets	20.70%	19.40%
Over 5 years [Member] | Interest rates [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interest-bearing assets	R$ 178,010	R$ 167,400
Interbank deposits	3
Securities purchased under agreements to resell	168	30
Held-for-trading financial assets	53,152	52,392
Available-for-sale financial assets	31,455	25,672
Held-to-maturity financial assets	16,827	18,621
Derivatives	2,821	3,180
Loan and lease operations portfolio	73,584	67,505
Interest-bearing liabilities	56,451	62,298
Time deposits	2,647	2,329
Interbank deposits	66	2
Deposits received under repurchase agreements	14,680	17,539
Interbank market	8,197	9,541
Institutional market	28,545	30,303
Derivatives	2,225	2,494
Financial liabilities held for trading	91	90
Difference asset / liability	121,559	105,102
Cumulative difference	R$ 389,522	R$ 342,118
Ratio of cumulative difference to total interest-bearing assets	30.10%	28.10%